COMBINED STATEMENTS OF FINANCIAL POSITION - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022
ASSETS.
Intangible assets	€ 14,966	€ 15,828
Property, plant and equipment including right-of-use	14,767	14,695
Financial assets	140	115
Deferred tax assets	2,543	2,594
Non-current assets	32,416	33,232
Inventories	16,353	25,029
Trade receivables and other receivables	47,032	108,838
Other current assets	5,073	4,815
Cash and cash equivalents	5,710	8,332
Current assets	74,166	147,014
Total Assets	106,582	180,247
EQUITY AND LIABILITIES
Owner's net investment	70,606	70,479
Other reserves	(95,806)	(131,474)
Equity attributable to owners of SCHMID	(25,198)	(60,996)
Non-controlling interest	7,358	6,681
Equity	(17,841)	(54,315)
Non-current financial liabilities	22,190	34,406
Provisions for pensions	894	887
Non-current provisions	237	330
Deferred tax liabilities	4,388	2,504
Non-current lease liability	9,371	841
Non-current liabilities	37,081	38,968
Current financial liabilities	26,053	128,454
Current contract liabilities	17,931	30,569
Trade payables and other liabilities	25,899	25,400
Other current liabilities	13,113	8,706
Current lease liability	1,515	491
Current provisions	973	360
Income tax liabilities	1,858	1,615
Current liabilities	87,343	195,594
Total equity and liabilities	€ 106,582	€ 180,247